Fair Value Measurements - Derivatives Not Designated as Hedging Instruments (Detail) (Derivatives not designated as hedging instruments [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives		$ 1	$ 27
Interest rate swap arrangements [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives		1	18
Foreign currency forward contract [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives			$ 9